RISK MANAGEMENT - Total Market Risk VaR (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Market Risk
RISK MANAGEMENT
Percentage increase (decrease) in VaR	22.90%
Value at risk	$ 1,096,000	$ 891,569
Market Risk | Average
RISK MANAGEMENT
Value at risk	959,831	892,583
Interest Rate Risk VaR
RISK MANAGEMENT
Value at risk	405,467	340,107
Interest Rate Risk VaR | Average
RISK MANAGEMENT
Value at risk	418,472	381,094
Interest Rate Risk VaR | Maximum
RISK MANAGEMENT
Value at risk	542,464	410,605
Interest Rate Risk VaR | Minimum
RISK MANAGEMENT
Value at risk	383,914	340,107
Foreign Exchange Rate Risk VaR
RISK MANAGEMENT
Value at risk	332,662	78,165
Foreign Exchange Rate Risk VaR | Average
RISK MANAGEMENT
Value at risk	185,624	118,620
Foreign Exchange Rate Risk VaR | Maximum
RISK MANAGEMENT
Value at risk	374,407	201,927
Foreign Exchange Rate Risk VaR | Minimum
RISK MANAGEMENT
Value at risk	51,410	78,165
Equity Risk VaR
RISK MANAGEMENT
Value at risk	342,024	85,345
Equity Risk VaR | Average
RISK MANAGEMENT
Value at risk	332,443	98,401
Equity Risk VaR | Maximum
RISK MANAGEMENT
Value at risk	347,539	105,263
Equity Risk VaR | Minimum
RISK MANAGEMENT
Value at risk	312,136	85,345
Fund Risk VaR
RISK MANAGEMENT
Value at risk	15,847	387,952
Fund Risk VaR | Average
RISK MANAGEMENT
Value at risk	23,292	294,468
Fund Risk VaR | Maximum
RISK MANAGEMENT
Value at risk	27,923	387,952
Fund Risk VaR | Minimum
RISK MANAGEMENT
Value at risk	$ 15,847	$ 225,401